Tax (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income from continuing operations before taxes (CHF)
Income/(loss) from continuing operations before taxes	SFr 1,656	SFr 1,511	SFr (346)	SFr 3,167	SFr 1,397
Current and deferred taxes (CHF)
Deferred income tax expense				708	562
Income tax expense	590	477	307	1,067	850
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense computed at the statutory tax rate of 22%	SFr 364
Swiss statutory rate (as a percent)	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	SFr 55
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	55
Changes in tax law and rates	189
Other non-deductible expenses	87
of which non-deductible interest expenses	56
of which non-deductible bank levy costs and other non-deductible compensation expenses	31
Lower taxed income	(71)
of which tax benefit related to exempt offshore income	(20)
of which tax benefit related to non-taxable foreign exchange gains	(12)
of which tax benefit related non-taxable life insurance income	(19)
Income taxable to non-controlling interests	(4)
Changes in deferred tax valuation allowance	(55)
Change in recognition of outside basis difference	(19)
Other	44
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	54
of which tax (benefit)/charge from the impact of prior year adjustments	(8)
Income tax expense	590	SFr 477	307	1,067	850
Switzerland
Increase/(decrease) in income taxes resulting from:
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix	(20)
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	(11)
UK
Increase/(decrease) in income taxes resulting from:
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	29
UK and Switzerland
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets	(84)
New York
Increase/(decrease) in income taxes resulting from:
of which tax expense related to the change in New York city tax laws	189
Bank
Income from continuing operations before taxes (CHF)
Income/(loss) from continuing operations before taxes	1,508		(555)	2,929	1,094
Current and deferred taxes (CHF)
Income tax expense	563		274	1,012	795
Increase/(decrease) in income taxes resulting from:
Income tax expense	SFr 563		SFr 274	SFr 1,012	SFr 795